CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net loss for the year	$ (135,112)	$ (114,276)
Items that will not be subsequently reclassified to net loss:
Unrealized loss on fair value of investments in marketable securities, net of tax	(18,768)	(10,333)
Realized (loss) gain on investments in marketable securities, net of tax	(580)	482
Remeasurement of retirement benefit plan	50	312
Other comprehensive loss	(19,298)	(9,539)
Total comprehensive loss	$ (154,410)	$ (123,815)